Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land	$ 14,328	$ 10,154
Building and improvements	17,740	17,737
Machinery	31,494	27,213
Research and development equipment	18,020	17,393
Software	10,540	10,047
Office furniture and equipment	7,681	7,281
Others	17,282	9,881
Property, Plant and Equipment, Gross	117,085	99,706
Accumulated depreciation and amortization	(66,420)	(53,594)
Prepayment for purchases of land and equipment	1,944	11,038
Property, Plant and Equipment, Net	$ 52,609	$ 57,150